JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

September 2, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the JPMorgan SmartRetirement 2060 Fund
and JPMorgan SmartRetirement Blend 2060 Fund, (the “Funds”)
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from the Prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 456 (Amendment No. 457 under the Investment Company Act of 1940) filed electronically on August 31, 2016.

If you have any questions, please call the undersigned at (614) 213-4042.

Sincerely,

/s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary